Treasury instruments (unpledged and pledged) and Treasury instruments (pledged) and assets held under agreements to sell (repledged)	12 Months Ended
Dec. 31, 2025
Treasury Instruments [Abstract]
Treasury instruments (unpledged and pledged) and Treasury instruments (pledged) and assets held under agreements to sell (repledged)	18 Treasury instruments (unpledged and pledged) and Treasury instruments (pledged)
and assets held under agreements to sell (repledged)
(a) Treasury instruments (unpledged) current and non-current

	2025	2024
	$m	$m
Treasury instruments (non-current)	83.1	53.5
Treasury instruments (current)	138.5	556.2
	221.6	609.7
As at 31 December 2025, the Group held $221.6m (2024: $609.7m) of Treasury instruments
(unpledged) consisting of  $138.5m  classified as current, as the bonds underlying the instruments will mature prior to 31 December 2026, and $83.1m classified as non-current, as the underlying bonds will mature beyond 31 December 2026.  The final maturity of the non-current Treasury instruments is 15 May
2028.
(b) Treasury instruments (pledged) non-current

	2025	2024
	$m	$m
Treasury instruments (non-current)	319.9	46.1
	319.9	46.1
Treasury instruments (pledged as collateral) non-current comprise U.S. Treasury securities and agency bonds. These instruments are pledged to exchanges and central clearing counterparties to reduce cash margin requirements. Instruments classified as non-current are those for which the underlying bonds mature beyond 31 December 2026 (final maturity date is by 10 October 2028).
Financial instruments pledged in this manner are subject to the specific terms and conditions set out in the agreements with each counterparty. Typically, while a U.S. Treasury security is pledged to a counterparty, the Group is restricted from selling or transferring that instrument and from granting any third-party rights over it, including using it as collateral for further financing arrangements.
(c) Treasury instruments (pledged) and assets held under agreements to sell (repledged) current

	2025	2024
	$m	$m
Reverse repurchase agreements	2,618.9	1,708.3
Treasury instruments	877.9	1,204.6
	3,496.8	2,912.9
Treasury instruments (pledged) and assets held under agreements to sell (repledged) comprise
Treasuries and reverse repurchase agreements which have been pledged or repledged as collateral.
Reverse repurchase agreements reflect the cash leg of secured lending arrangements in which the underlying Treasury securities borrowed have been pledged to exchanges and central clearing counterparties. Treasury instruments (pledged as collateral) comprise U.S. Treasury securities and agency bonds. These instruments are pledged to exchanges and central clearing counterparties in order to reduce cash margin requirements.
These assets are presented together in this note because they arise from the same business model: client cash is invested in instruments that can be pledged to an exchange and central clearing counterparty. As the business model and the basis of measurement for these assets are consistent, and as the assets are similar in nature and function, their combined presentation is considered appropriate in accordance with IAS 1.
Financial instruments pledged in this manner are subject to the specific terms and conditions set out in the agreements with each counterparty. Typically, while a U.S. Treasury security is pledged to a counterparty, the Group is restricted from selling or transferring that instrument and from granting any third-party rights over it, including using it as collateral for further financing arrangements.
Treasury instruments (pledged) and assets held under agreements to sell (repledged) comprise instruments with a maturity prior to 31 December 2026.
(d) Unpledged and pledged non-current/current analysis

	2025	2024
	$m	$m
Treasury instruments (non-current)	403.0	99.6
Treasury instruments (current)	138.5	556.2
Treasury instruments (pledged) and assets held under agreements to sell (repledged) - (current)	3,496.8	2,912.9
	4,038.3	3,568.7